Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of the Option Award Activity
The following table summarizes the option activity for the years ended December 31, 2023 and 2022:

			Options Outstanding
	Shares Available For Grant	Number of Options	Weighted Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Balances, January 1, 2022	7,073	6,082	$223.00	$1.06	8.56	$1,163
Shares reserved for issuance	4,858	—
Reserved shares cancelled	—	—
Options granted	(7,367)	7,367	$171.00	$1.01
Options forfeited / cancelled	—	(188)	$100.00	$0.44
Options expired	—	—	$—	$—
Options exercised	—	(563)	$100.00	$0.44

Balances, December 31, 2022	4,564	12,698	$200.00	$1.06	7.77	$62
Shares reserved for issuance	4,839	—
Reserved shares cancelled	—	—
Options granted	(5,750)	5,750	$12.68	$0.12
Options forfeited / cancelled	3,537	(3,787)	$131.45	$0.90
Options expired	—	—	$—	$—
Options exercised	—	—	$—	$—

Balances, December 31, 2023	7,190	14,661	$144.41	$0.74	7.42	$—

At December 31, 2023
Vested and exercisable		6,110	$199.12	0.97	6.27	$—

Summary of Non-vested Restricted Common Stock Awards Issued to Employees
The following table sets forth the status of the Company’s
non-vested
restricted common stock awards issued to employees:

	Number of Shares	Weighted- Average Grant-Date Fair Value Per Share
Non-vested as of January 1, 2022	1,009	$0.36
Vested	(71)	$0.36
Cancelled	(938)	$0.36

Non-vested as of December 31, 2022	—	$—

Summary of Fair Value of Share-Based Payment Awards Estimated on Date of Grant using Assumptions	The fair value of share-based payment awards was estimated on the date of grant using the following assumptions:

	2023	2022
Expected life (in years)	5.71 – 6.08	3.58 – 6.08
Expected volatility	114.59% - 153.33%	49.86% - 114.76%
Risk-free interest rate	3.50% - 4.01%	0.99% - 3.85%
Dividend yield	—%	—%

Summary of Total Stock-based Compensation Expense Recorded Related to Share-based Payment Awards
Total stock-based compensation expense recorded related to share-based payment awards was allocated to research and development, sales and marketing, and general and administrative expense as follows (in thousands):

	2023	2022
Research and development	$103	$114
Sales and marketing	1	4
General and administrative	167	280

Total stock-based compensation	$271	$398